CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 6,804,169	$ 4,038,048
Cost of goods sold	4,681,691	2,556,130
Gross profit	2,122,478	1,481,918
Research and development expenses, net	505,300	456,377
Selling, general and administrative expenses	2,101,610	1,374,160
Business acquisition expenses	128,111	0
Total operating expenses	2,735,021	1,830,537
Operating loss	(612,543)	(348,619)
Interest expense	(1,416)	(1,859)
Loss before provision for income taxes	(613,959)	(350,478)
Provision for income taxes	912	912
Net loss	$ (614,871)	$ (351,390)
Loss per share: Basic and fully diluted	$ (0.05)	$ (0.04)
Weighted average common shares outstanding: Basic and fully diluted	11,486,079	9,826,151